Goldman Sachs High Yield Floating Rate Fund Annual Fund Operating Expenses - Class P Shares [Member] - Goldman Sachs High Yield Floating Rate Fund - Class P Shares	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.12%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.73%	[2]

[1]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”